Financial Risk Management Objectives and Policies (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Financial assets
Non-current financial assets	$ 472	$ 480		$ 558
Trade and other receivables	4,670	4,625		4,502
Other current financial assets	629	1,213		928
Cash and cash equivalents	2,604	7,312		11,926	$ 19,812
Marketable securities held in trust account	15,196
Financial assets, Total	23,571	13,630
Financial liabilities
Convertible preference shares		56,854		123,468
Interest-bearing loans and borrowings	17,216	28,735		26,606
Contingent settlement provision		307		237
Loan from shareholders	15,188
Trade and other payables, excluding deferred government grants	19,579	11,292	[1]
Financial liabilities, Total	94,412	127,221	[1]
Net financial (liabilities)/assets	(77,347)	(63,434)
Foreign currency risk [Member]
Financial assets
Non-current financial assets	472	480
Trade and other receivables	4,670	4,625
Other current financial assets	629	1,213
Cash and cash equivalents	2,604	7,312
Marketable securities held in trust account	15,196
Financial assets, Total	23,571	13,630
Financial liabilities
Convertible preference shares		(56,854)
Interest-bearing loans and borrowings		(58,543)
Contingent settlement provision	(59,363)	(307)
Loan from shareholders	(15,188)
Trade and other payables, excluding deferred government grants	(19,861)	(11,517)
Financial liabilities, Total	(94,412)	(127,221)
Net financial (liabilities)/assets	(70,841)	(113,591)
Less: Financial (liabilities)/assets denominated in the respective entities' functional currencies	(69,032)	(110,218)
Currency exposure of financial liabilities net of those denominated in the respective entities' functional currencies	(1,809)	(3,373)
Foreign currency risk [Member] | SGD [Member]
Financial assets
Non-current financial assets
Trade and other receivables	1,148	1,092
Other current financial assets	191	737
Cash and cash equivalents	808	2,872
Marketable securities held in trust account
Financial assets, Total	2,147	4,701
Financial liabilities
Convertible preference shares		(56,854)
Interest-bearing loans and borrowings		(51,876)
Contingent settlement provision	(51,272)	(307)
Loan from shareholders
Trade and other payables, excluding deferred government grants	(14,480)	(6,616)
Financial liabilities, Total	(65,752)	(115,653)
Net financial (liabilities)/assets	(63,605)	(110,952)
Less: Financial (liabilities)/assets denominated in the respective entities' functional currencies	(63,605)	(110,952)
Currency exposure of financial liabilities net of those denominated in the respective entities' functional currencies
Foreign currency risk [Member] | TWD [Member]
Financial assets
Non-current financial assets	145	138
Trade and other receivables	50	70
Other current financial assets
Cash and cash equivalents	99	124
Marketable securities held in trust account
Financial assets, Total	294	332
Financial liabilities
Convertible preference shares
Interest-bearing loans and borrowings
Contingent settlement provision
Loan from shareholders
Trade and other payables, excluding deferred government grants	(939)	(72)
Financial liabilities, Total	(939)	(72)
Net financial (liabilities)/assets	(645)	260
Less: Financial (liabilities)/assets denominated in the respective entities' functional currencies	222	277
Currency exposure of financial liabilities net of those denominated in the respective entities' functional currencies	(867)	(17)
Foreign currency risk [Member] | EUR [Member]
Financial assets
Non-current financial assets
Trade and other receivables	36
Other current financial assets	217	221
Cash and cash equivalents
Marketable securities held in trust account
Financial assets, Total	253	221
Financial liabilities
Convertible preference shares
Interest-bearing loans and borrowings
Contingent settlement provision
Loan from shareholders
Trade and other payables, excluding deferred government grants	5,208	(670)
Financial liabilities, Total	5,208	(670)
Net financial (liabilities)/assets	5,461	(449)
Less: Financial (liabilities)/assets denominated in the respective entities' functional currencies
Currency exposure of financial liabilities net of those denominated in the respective entities' functional currencies	5,461	(449)
Foreign currency risk [Member] | AUD [Member]
Financial assets
Non-current financial assets	109	115
Trade and other receivables	265	460
Other current financial assets	25	23
Cash and cash equivalents	423	58
Marketable securities held in trust account
Financial assets, Total	822	656
Financial liabilities
Convertible preference shares
Interest-bearing loans and borrowings
Contingent settlement provision
Loan from shareholders
Trade and other payables, excluding deferred government grants	(1,307)	(439)
Financial liabilities, Total	(1,307)	(439)
Net financial (liabilities)/assets	(485)	217
Less: Financial (liabilities)/assets denominated in the respective entities' functional currencies	524	(33)
Currency exposure of financial liabilities net of those denominated in the respective entities' functional currencies	(1,009)	250
Foreign currency risk [Member] | USD [Member]
Financial assets
Non-current financial assets
Trade and other receivables	281	400
Other current financial assets	23	10
Cash and cash equivalents	295	3,243
Marketable securities held in trust account	15,196
Financial assets, Total	15,795	3,653
Financial liabilities
Convertible preference shares
Interest-bearing loans and borrowings		(6,637)
Contingent settlement provision	(8,026)
Loan from shareholders	(15,188)
Trade and other payables, excluding deferred government grants	(5,975)	(672)
Financial liabilities, Total	(29,189)	(7,309)
Net financial (liabilities)/assets	(13,394)	(3,656)
Less: Financial (liabilities)/assets denominated in the respective entities' functional currencies	(6,260)	59
Currency exposure of financial liabilities net of those denominated in the respective entities' functional currencies	(7,134)	(3,715)
Foreign currency risk [Member] | HKD [Member]
Financial assets
Non-current financial assets	19	24
Trade and other receivables	669	564
Other current financial assets	1	1
Cash and cash equivalents	212	146
Marketable securities held in trust account
Financial assets, Total	901	735
Financial liabilities
Convertible preference shares
Interest-bearing loans and borrowings
Contingent settlement provision
Loan from shareholders
Trade and other payables, excluding deferred government grants	(1,773)	(117)
Financial liabilities, Total	(1,773)	(117)
Net financial (liabilities)/assets	(872)	618
Less: Financial (liabilities)/assets denominated in the respective entities' functional currencies	591	320
Currency exposure of financial liabilities net of those denominated in the respective entities' functional currencies	(1,463)	298
Foreign currency risk [Member] | KRW [Member]
Financial assets
Non-current financial assets	143	146
Trade and other receivables	961	801
Other current financial assets	99	129
Cash and cash equivalents	378	339
Marketable securities held in trust account
Financial assets, Total	1,581	1,415
Financial liabilities
Convertible preference shares
Interest-bearing loans and borrowings		(22)
Contingent settlement provision	(59)
Loan from shareholders
Trade and other payables, excluding deferred government grants	(2,265)	(1,882)
Financial liabilities, Total	(2,324)	(1,904)
Net financial (liabilities)/assets	(743)	(489)
Less: Financial (liabilities)/assets denominated in the respective entities' functional currencies	(744)	(489)
Currency exposure of financial liabilities net of those denominated in the respective entities' functional currencies	1
Foreign currency risk [Member] | Others [Member]
Financial assets
Non-current financial assets	56	57
Trade and other receivables	1,260	1,238
Other current financial assets	73	92
Cash and cash equivalents	389	530
Marketable securities held in trust account
Financial assets, Total	1,778	1,917
Financial liabilities
Convertible preference shares
Interest-bearing loans and borrowings		(8)
Contingent settlement provision	(6)
Loan from shareholders
Trade and other payables, excluding deferred government grants	1,670	(1,049)
Financial liabilities, Total	1,664	(1,057)
Net financial (liabilities)/assets	3,442	860
Less: Financial (liabilities)/assets denominated in the respective entities' functional currencies	240	600
Currency exposure of financial liabilities net of those denominated in the respective entities' functional currencies	$ 3,202	$ 260

[1]	Excludes convertible preference shares because redemption is unlikely, attributable to the expected business combination.